Current Liabilities - Derivative Financial Liabilities Investor Options - Summary of Current Derivative Financial Liabilities Investor Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial liabilities [line items]
Carrying amount at July 1, Number outstanding	240,708,149
Fair valuation upon listing in September -2023, Number outstanding		97,823,852
Fair value upon issuance in June 2024, Number outstanding		142,886,040
Fair valuation upon issuance in July -2024, Number outstanding	46,542,614
Fair value on conversions of options to shares, Number outstanding	(36,469)	(1,743)
Total financial liabilities investor options, Number outstanding	287,214,294	240,708,149
Carrying amount at July 1	$ 24,840
Fair valuation upon listing in September -2023		$ 3,163
Fair value upon issuance in June 2024		10,454
Fair valuation upon issuance in July -2024	3,444
Fair value on conversions of options to shares	(12)	(1)
Total financial liabilities investor options	0	24,840
2023 Investor Options
Disclosure of financial liabilities [line items]
Fair value loss on investor options at reporting date	(14,344)	11,193
2024 Investor Options
Disclosure of financial liabilities [line items]
Fair value loss on investor options at reporting date	$ (13,928)	$ 31